INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense are as follows:
	Years Ended December 31,
	2013	2012
Current:
Federal (benefit)	$(88,073)	$1,000,418
State (benefit)	(15,737)	213,309
Deferred (benefit)	1,707,403	(136,348)
	$1,603,593	$1,077,379

Schedule of Effective Income Tax Rate Reconciliation
The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2013		2012
	Amount	%	Amount	%

Income taxes at statutory rate	$2,122,650	34%	$1,742,890	34%
Tax-exempt income	(797,167)	(13)%	(745,595)	(15)%
Nondeductible expenses	326,871	5%	233,006	5%
State income tax, net of federal tax effect	(10,386)	-	92,156	2%
Tax credits	-	-	(295,800)	(6)%
Other, net	(38,375)	-	50,722	1%
	$1,603,593	26%	$1,077,379	21%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred income taxes included in the consolidated financial statements were as follows:
	December 31,
	2013	2012
Deferred tax assets:
Allowance for loan losses	$1,980,194	$1,489,546
Net operating loss carryover	1,313,501	652,061
Unrealized loss on available-for-sale securities	620,527	-
Other	1,113,761	870,831
	5,027,983	3,012,438
Deferred tax liabilities:
Securities	(97,917)	(89,426)
Premises and equipment	(684,787)	(986,689)
Unrealized gain on available-for-sale securities	-	(1,309,633)
Core deposit intangible	(239,364)	(58,358)
Goodwill	(498,612)	(281,036)
	(1,520,680)	(2,725,142)
Net deferred tax asset, included in other assets	$3,507,303	$287,296